Offerings - Offering: 1	Jun. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001
Amount Registered | shares	26,425,733
Proposed Maximum Offering Price per Unit	8.13
Maximum Aggregate Offering Price	$ 214,841,209.29
Fee Rate	0.01381%
Amount of Registration Fee	$ 29,670.00
Offering Note	(1) Represents the number of additional shares of common stock, par value $0.001 per share ("Common Stock"), of Array Technologies, Inc. (the "Registrant") being registered hereon under the Array Technologies, Inc. Amended and Restated 2020 Long-Term Incentive Plan (as amended or amended and restated, the "Plan"). (2) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional shares of Common Stock as may become available pursuant to any anti-dilution provisions of the Plan. (3) Estimated solely for calculating the amount of the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 of the General Rules and Regulations under the Securities Act, on the basis of the average of the high and low sale prices of the Registrant's Common Stock on the Nasdaq Global Market on June 16, 2026, a date that is within five business days prior to filing.